Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Intangible Assets, Net of Accumulated Amortization and Impairments

Intangible assets, net of accumulated amortization and impairments of $965 million and $1,171 million as of December 31, 2012 and 2011 respectively were composed of the following:

	December 31, 2012		December 31, 2011
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments
Marketing-related	18	(16)	18	(16)
Customer-related	427	(177)	411	(143)
Technology-based	2,053	(1,383)	2,044	(1,156)

Other intangible assets	2,498	(1,576)	2,473	(1,315)
Software	113	(70)	63	(50)

Identified intangible assets	2,611	(1,646)	2,536	(1,365)

Other Identified Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2013	232
2014	153
2015	132
2016	127
2017	113

Software [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for software as of December 31, 2012 for each of the five succeeding years is:

2013	21
2014	20
2015	2
2016	—
2017	—